Adoption of IFRS 17 ‘Insurance Contracts' - Summary of comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income	₩ 11,402,302	₩ 10,817,922	₩ 10,596,853
Net fees and commission income	2,714,874	2,647,206	2,413,542
Net insurance income (expense)	983,166	1,113,615	1,046,224
Net insurance finance income	(99,439)	(516,097)	807,964
Other operating expenses	(2,066,224)	(2,186,730)	(1,700,320)
Operating income	6,458,670	6,100,850	5,905,564
Equity method income	(23,822)	125,088	121,697
Other non-operating income, net	(405,756)	(260,978)	339,365
Profit before income taxes	6,029,092	5,964,960	6,366,626
Income tax expense	1,470,922	1,486,960	1,611,112
Profit for the period	4,558,170	4,478,000	4,755,514
Other comprehensive loss for the period, net of income tax	(745,665)	844,389	(1,005,775)
Total comprehensive income for the period	₩ 3,812,505	₩ 5,322,389	3,749,739
Amount under IFRS 4 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income			12,463,681
Net fees and commission income			2,525,566
Net insurance income (expense)			(827,233)
Net insurance finance income			0
Other operating expenses			(8,273,935)
Operating income			5,888,079
Equity method income			121,697
Other non-operating income, net			339,475
Profit before income taxes			6,349,251
Income tax expense			(1,617,088)
Profit for the period			4,732,163
Other comprehensive loss for the period, net of income tax			(2,598,032)
Total comprehensive income for the period			2,134,131
Adjustment for IFRS 17 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income			(1,866,828)
Net fees and commission income			(112,024)
Net insurance income (expense)			1,873,457
Net insurance finance income			807,964
Other operating expenses			(685,084)
Operating income			17,485
Equity method income			0
Other non-operating income, net			(110)
Profit before income taxes			17,375
Income tax expense			5,976
Profit for the period			23,351
Other comprehensive loss for the period, net of income tax			1,592,257
Total comprehensive income for the period			1,615,608
Amount under IFRS 17 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income			10,596,853
Net fees and commission income			2,413,542
Net insurance income (expense)			1,046,224
Net insurance finance income			807,964
Other operating expenses			(8,959,019)
Operating income			5,905,564
Equity method income			121,697
Other non-operating income, net			339,365
Profit before income taxes			6,366,626
Income tax expense			(1,611,112)
Profit for the period			4,755,514
Other comprehensive loss for the period, net of income tax			(1,005,775)
Total comprehensive income for the period			₩ 3,749,739